As filed with the Securities and Exchange Commission on September 14, 2012

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 96	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 97	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
 (Address of Principal Executive Offices)

(303) 623-2577
 Registrant’s Telephone Number

Tané T. Tyler, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 12, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 60 to its Registration Statement until October 12, 2012.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 60 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940, filed on February 23, 2012, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 96 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 14th day of September, 2012.

ALPS ETF TRUST

By:  /s/ Thomas A. Carter

Thomas A. Carter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ Mary K. Anstine	Trustee	September 14, 2012
Mary K. Anstine*
/s/ Jeremy W. Deems	Trustee	September 14, 2012
Jeremy W. Deems*
/s/ Rick A. Pederson	Trustee	September 14, 2012
Rick A. Pederson*
/s/ Thomas A. Carter	Trustee and President	September 14, 2012
Thomas A. Carter
/s/ Patrick D. Buchanan	Treasurer	September 14, 2012
Patrick D. Buchanan

*Signature affixed by Tané T. Tyler pursuant to a power of attorney dated December 8, 2008.